Financial Instruments - Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	$ 3,948	$ 3,978
Proceeds from commercial paper	2,352
Repayments of commercial paper	(1,310)
Payments of lease principal	(65)	(109)
Additional Leases	56	77
Foreign exchange movements	(12)	(5)
Other, net	(15)	7
Balance at end of year	4,954	3,948
Notes And Debentures [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	3,786	3,772
Payments of lease principal	0
Additional Leases	0
Foreign exchange movements	(75)	9
Other, net	2	5
Balance at end of year	3,713	3,786
Commercial paper / credit facilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	0	0
Proceeds from commercial paper	2,352
Repayments of commercial paper	(1,310)
Payments of lease principal	0
Additional Leases	0
Other, net	6
Balance at end of year	1,048	0
Derivative Instruments Liabilities (Assets) [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	(99)	(100)
Payments of lease principal	0
Additional Leases	0
Foreign exchange movements	75	(9)
Other, net	(18)	10
Balance at end of year	(42)	(99)
Leases Liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	261	306
Payments of lease principal	(65)	(109)
Additional Leases	56	77
Foreign exchange movements	(12)	(5)
Other, net	(5)	(8)
Balance at end of year	$ 235	$ 261